UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195
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                               UBS M2 Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                          51 W 52nd Street, 23rd Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2008
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                                 UBS M2 FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
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                                                                                                                  SEPTEMBER 30, 2008
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                                                                                                                            DOLLAR
                                                                REALIZED AND                                              AMOUNT OF
                                                                 UNREALIZED                                              FAIR VALUE
                                                       % OF      GAIN/(LOSS)    INITIAL                     FIRST         FOR FIRST
                                                      MEMBERS'      FROM      ACQUISITION                 AVAILABLE       AVAILABLE
   INVESTMENT FUND           COST       FAIR VALUE    CAPITAL    INVESTMENTS      DATE      LIQUIDITY*   REDEMPTION**     REDEMPTION
 --------------------    -----------   ------------   -------   ------------  -----------   ----------   ------------   ------------
Abrams Bison
  Partners, L.P.         $ 37,500,000  $ 47,305,117      4.32%  $   1,185,864    5/1/2004    Annually
Artha Emerging
  Markets Fund, L.P.       30,000,000    35,608,068      3.25      (5,351,495)   4/1/2006   Quarterly
Bay Pond Partners, L.P.    60,000,000    49,913,491      4.56     (10,086,509)   3/1/2008  Semi-Annually  6/30/2009      49,913,491
Blackstone Kailix
  Fund, L.P.               50,000,000    34,581,819      3.16     (12,938,858)  11/1/2007  Semi-Annually
Cevian Capital II,
  L.P., Class B            27,050,004    21,371,550      1.95     (11,892,207)   7/1/2006    Annually      2009***       13,700,410
Cevian Capital II,
  L.P., Class C             7,500,000     7,336,148      0.67        (163,852)   7/1/2006    Annually
Chap-Cap Activist
  Partners, L.P.
  (side pocket)               405,844       407,061      0.04           1,218    4/1/2006      N/A
Chap-Cap Partners
  II, L.P.
  (side pocket)               684,603       650,373      0.06         (34,230)   4/1/2006      N/A
Cobalt Partners, L.P.      66,000,000    64,482,878      5.88      (2,692,112)   7/1/2007  Semi-Annually    2009             A
Conatus Capital
  Partners, L.P.           10,000,000     9,074,331      0.83        (925,669)   1/1/2008   Quarterly
Corsair Capital
  Partners, L.P.           24,000,000    35,606,335      3.25      (1,070,204)   2/1/2004    Annually
Cycladic Catalyst
  Fund, L.P.                9,248,602     1,316,101      0.12      (3,762,851)   5/1/2005   Quarterly
Cycladic Catalyst
  Fund, L.P.
  (side pocket)               811,516       662,363      0.06        (149,153)   5/1/2005      N/A
Cycladic Catalyst
  Fund, L.P.,
  Class B                  10,988,690     1,421,832      0.13      (4,060,213)   6/1/2005   Quarterly
Cycladic Catalyst
  Fund, L.P.,
  Class B
  (side pocket)               876,103       715,075      0.06        (161,028)   6/1/2005      N/A
Delta Fund Europe,
  L.P.                     46,500,000    61,494,978      5.61     (14,998,252)   4/1/2004   Quarterly     2009***         4,466,473
East Side Capital,
  L.P.                     39,000,000    47,306,155      4.32      (8,273,828)   1/1/2005    Annually
Eastern Advisor
  Fund, L.P.               16,052,875    31,188,567      2.85     (11,085,240)   4/1/2004   Quarterly
Eastern Advisor Fund,
  L.P. (side pocket)        1,447,125     2,678,751      0.24       1,257,411    4/1/2004      N/A
Eminence Long
  Alpha, L.P.               6,500,000    16,349,346      1.49      (3,473,158)   7/1/2005  Semi-Annually  12/31/2008     16,349,346
Eminence Partners,
  L.P.                     54,500,000    48,940,850      4.47      (8,806,504)   1/1/2006  Semi-Annually  12/31/2008          B
Gugner Long/Short Fund,
  Ltd., Class B            52,000,000    49,556,906      4.52      (2,443,094)   3/1/2008   Quarterly       2010         49,556,906
Meditor European
  Hedge Fund (B)
  Limited                  70,813,463    73,588,267      6.72      (4,127,959)   5/1/2006    Monthly
Pershing Square, L.P.      34,000,000    59,721,373      5.45       1,112,510    1/1/2005    Annually      2009***       11,933,311
Southpoint Qualified
  Fund, L.P.               60,000,000    51,774,454      4.73      (8,225,546)   2/1/2008    Annually       2009         51,774,454
Steel Partners
  Japan Strategic
  Fund, L.P.               35,000,000    27,989,680      2.55      (6,967,476)   1/1/2006   Quarterly
The Children's
  Investment Fund,
  L.P., Class A            31,000,000    49,403,395      4.51     (17,191,544)   4/1/2005 Every 3 Years
Tiger Asia Fund, L.P.      43,000,000    94,643,872      8.64      16,488,319    3/1/2005    Annually     3/31/2009           C
                         ------------  ------------     -----   -------------
  LONG/SHORT EQUITY
    SUBTOTAL             $824,878,825  $925,089,136     84.44%  $(118,835,660)

D.E. Shaw Oculus Fund,
  L.L.C.                   28,000,000    44,866,395      4.09       4,196,782    4/1/2005   Quarterly
                         ------------  ------------     -----   -------------
  MULTI-STRATEGY
    SUBTOTAL             $ 28,000,000  $ 44,866,395      4.09%  $   4,196,782

Redeemed Investment
  Funds                            --            --        --     (34,578,365)
                         ------------  ------------     -----   -------------
TOTAL                    $852,878,825  $969,955,531     88.53%  $(149,217,243)
                         ============  ============     =====   =============

*   Available frequency of redemptions after initial lock up period.
**  Investment Funds with no date provided can be redeemed in full.
*** The dollar amount of fair value for the first available redemption can be redeemed commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A Amounts which have redemption restrictions as of 9/30/08 can be redeemed as follows: $58,084,957 during 2009 and $6,397,921 during 2010.
B Amounts which have redemption restrictions as of 9/30/08 can be redeemed as follows: $5,440,198 during 2008 and $2,072,618 during 2009. The remaining investment amount has no lock up or other redemption restrictions.
C Amounts which have redemption restrictions as of 9/30/08 can be redeemed as follows: $41,466,970 during 2009 and $53,176,902 during 2010.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund's assets at fair value:


                                                            INVESTMENTS IN           OTHER FINANCIAL
     VALUATION INPUTS                                        SECURITIES                INSTRUMENTS *
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     LEVEL 1 - QUOTED PRICES                                $        --               $          --
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     LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS                   --
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     LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS                 --                 969,955,531
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        TOTAL                                               $        --               $ 969,955,531
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*    Other Financial Instruments include investments in other investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                            INVESTMENTS IN           OTHER FINANCIAL
                                                             SECURITIES                INSTRUMENTS *
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     BALANCE AS OF DECEMBER 31, 2007                        $        --               $ 987,507,819
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        ACCRUED DISCOUNTS/PREMIUMS                                   --                          --
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        REALIZED GAIN/LOSS                                           --                  20,863,311
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        CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)             --                (170,080,554)
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        NET PURCHASES (SALES)                                        --                 131,664,955
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        TRANSFERS IN AND/OR OUT OF LEVEL 3                           --
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     BALANCE AS OF SEPTEMBER 30, 2008                       $        --               $ 969,955,531
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*    Other Financial Instruments include investments in other investment funds

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS M2 Fund, L.L.C.
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By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Craig Goos
                           -----------------------------------------------------
                           Craig Goos, Principal Executive Officer


Date    November 21, 2008
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By (Signature and Title)*  /s/ Robert Aufenanger
                           -----------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date    November 21, 2008
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* Print the name and title of each signing officer under his or her signature.